Investments in Joint Ventures and Associates - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures [line items]
Percentage of voting equity interests acquired	49.00%
Investments in associates reported in separate financial statements	£ 12	£ 22
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	2	1	£ 1
Payment of the initial Equity stake	5
Academy of Pop [Member]
Investments in associates and joint ventures [line items]
Investments in associates reported in separate financial statements	9	13
Cumulative gain on disposal financial statements		£ 2
Proceeds from sales of interests in associates	£ 4